UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	06-30-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Market Neutral Value Fund
June 30, 2016

AC Alternatives Market Neutral Value - Schedule of Investments
JUNE 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 67.1%
Aerospace and Defense — 4.3%
HEICO Corp., Class A(1)	344,453	18,479,904
L-3 Communications Holdings, Inc.(1)	18,360	2,693,228
Raytheon Co.(1)	14,911	2,027,150
Textron, Inc.(1)	123,904	4,529,930
Vectrus, Inc.(1)(2)	47,650	1,357,549
		29,087,761
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., Class B(1)	32,050	3,452,426
Auto Components — 1.2%
Delphi Automotive plc(1)	131,180	8,211,868
Automobiles — 0.5%
Thor Industries, Inc.(1)	26,010	1,683,888
Toyota Motor Corp. ADR(1)	15,380	1,537,846
		3,221,734
Banks — 5.3%
Comerica, Inc.(1)	124,490	5,120,274
PNC Financial Services Group, Inc. (The)(1)	125,978	10,253,349
SunTrust Banks, Inc.(1)	108,200	4,444,856
U.S. Bancorp(1)	218,000	8,791,940
UMB Financial Corp.(1)	132,021	7,024,837
		35,635,256
Beverages — 2.0%
Brown-Forman Corp., Class B(1)	120,909	12,061,882
PepsiCo, Inc.(1)	11,879	1,258,461
		13,320,343
Capital Markets — 0.4%
Ameriprise Financial, Inc.(1)	30,920	2,778,162
Chemicals — 0.5%
Air Products & Chemicals, Inc.(1)	23,255	3,303,140
Commercial Services and Supplies — 1.4%
Republic Services, Inc.(1)	68,245	3,501,651
Tyco International plc(1)	36,090	1,537,434
UniFirst Corp.(1)	35,850	4,148,562
		9,187,647
Communications Equipment — 0.7%
Cisco Systems, Inc.(1)	54,293	1,557,666
Harris Corp.	40,450	3,375,148
		4,932,814
Consumer Finance — 0.7%
Discover Financial Services(1)	88,010	4,716,456
Containers and Packaging — 1.4%
International Paper Co.(1)	70,910	3,005,166
Packaging Corp. of America(1)	51,100	3,420,123
WestRock Co.(1)	70,000	2,720,900
		9,146,189
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	100,800	4,355,568

Electric Utilities — 3.1%
Edison International(1)	125,748	9,766,847
PG&E Corp.(1)	172,276	11,011,882
		20,778,729
Electrical Equipment — 2.0%
Atkore International Group, Inc.(2)	91,425	1,462,800
Eaton Corp. plc(1)	76,350	4,560,386
Hubbell, Inc.(1)	15,960	1,683,301
Rockwell Automation, Inc.(1)	47,539	5,458,428
		13,164,915
Electronic Equipment, Instruments and Components — 0.3%
TE Connectivity Ltd.(1)	30,400	1,736,144
Energy Equipment and Services — 2.8%
Frank's International NV(1)	621,503	9,080,159
Schlumberger Ltd.(1)	118,177	9,345,437
		18,425,596
Food and Staples Retailing — 2.0%
Sysco Corp.(1)	19,832	1,006,276
US Foods Holding Corp.(1)(2)	191,170	4,633,961
Wal-Mart Stores, Inc.(1)	108,520	7,924,130
		13,564,367
Food Products — 1.9%
Flowers Foods, Inc.(1)	106,350	1,994,063
General Mills, Inc.(1)	75,669	5,396,713
Mead Johnson Nutrition Co.(1)	61,580	5,588,385
		12,979,161
Gas Utilities — 2.3%
Atmos Energy Corp.(1)	99,690	8,106,791
ONE Gas, Inc.(1)	65,167	4,339,471
Spire, Inc.(1)	43,085	3,052,141
		15,498,403
Health Care Equipment and Supplies — 2.0%
Baxter International, Inc.(1)	68,550	3,099,831
Medtronic plc(1)	25,140	2,181,398
St. Jude Medical, Inc.(1)	20,000	1,560,000
Zimmer Biomet Holdings, Inc.(1)	54,917	6,610,908
		13,452,137
Health Care Providers and Services — 1.4%
Cardinal Health, Inc.(1)	84,419	6,585,526
Quest Diagnostics, Inc.(1)	34,477	2,806,773
		9,392,299
Household Durables — 2.1%
Lennar Corp., Class B(1)	99,924	3,722,169
PulteGroup, Inc.(1)	339,640	6,619,583
Tupperware Brands Corp.(1)	69,670	3,921,028
		14,262,780
Household Products — 1.3%
Procter & Gamble Co. (The)(1)	106,599	9,025,737
Industrial Conglomerates — 2.0%
3M Co.(1)	27,320	4,784,278
Koninklijke Philips NV(1)	136,090	3,394,085
Siemens AG	53,450	5,475,314
		13,653,677

Insurance — 4.8%
Chubb Ltd.(1)	37,170	4,858,490
EMC Insurance Group, Inc.(1)	34,397	953,485
Marsh & McLennan Cos., Inc.(1)	113,232	7,751,863
MetLife, Inc.(1)	284,613	11,336,136
ProAssurance Corp.(1)	71,389	3,822,881
Reinsurance Group of America, Inc.(1)	33,684	3,267,011
		31,989,866
Internet and Catalog Retail — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A(1)(2)	14,410	315,291
Internet Software and Services — 0.5%
Alphabet, Inc., Class C(2)	4,810	3,329,001
Life Sciences Tools and Services — 0.7%
Waters Corp.(1)(2)	33,832	4,758,471
Machinery — 1.9%
Cummins, Inc.(1)	30,530	3,432,793
Dover Corp.(1)	56,720	3,931,830
Parker-Hannifin Corp.(1)	28,891	3,121,673
Stanley Black & Decker, Inc.(1)	22,520	2,504,674
		12,990,970
Media — 0.1%
Discovery Communications, Inc., Class C(1)(2)	40,140	957,339
Multi-Utilities — 0.7%
Ameren Corp.(1)	90,150	4,830,237
Oil, Gas and Consumable Fuels — 4.4%
Columbia Pipeline Partners LP(1)	57,690	865,350
Enterprise Products Partners LP(1)	109,520	3,204,555
EQT Corp.(1)	14,046	1,087,582
EQT Midstream Partners LP(1)	21,080	1,692,724
Occidental Petroleum Corp.(1)	45,013	3,401,182
Phillips 66 Partners LP(1)	57,049	3,187,328
Shell Midstream Partners LP(1)	226,730	7,661,207
TOTAL SA ADR(1)	172,854	8,314,277
		29,414,205
Pharmaceuticals — 1.3%
Pfizer, Inc.(1)	255,098	8,982,001
Real Estate Investment Trusts (REITs) — 0.7%
Host Hotels & Resorts, Inc.(1)	230,960	3,743,861
Piedmont Office Realty Trust, Inc., Class A(1)	47,761	1,028,772
		4,772,633
Road and Rail — 0.9%
CSX Corp.(1)	52,050	1,357,464
Norfolk Southern Corp.(1)	52,100	4,435,273
		5,792,737
Semiconductors and Semiconductor Equipment — 2.0%
Applied Materials, Inc.(1)	245,840	5,892,785
Maxim Integrated Products, Inc.(1)	213,310	7,613,034
		13,505,819
Software — 2.0%
Microsoft Corp.(1)	165,400	8,463,518
Oracle Corp.(1)	107,750	4,410,208
VMware, Inc., Class A(1)(2)	7,820	447,460
		13,321,186

Specialty Retail — 2.0%
Advance Auto Parts, Inc.(1)	25,476	4,117,686
Bed Bath & Beyond, Inc.	134,220	5,800,988
CST Brands, Inc.(1)	86,471	3,725,171
		13,643,845
Technology Hardware, Storage and Peripherals†
EMC Corp.(1)	11,030	299,685
Textiles, Apparel and Luxury Goods — 1.4%
Under Armour, Inc., Class C(1)(2)	87,164	3,172,763
VF Corp.(1)	99,060	6,091,199
		9,263,962
Thrifts and Mortgage Finance — 0.6%
Capitol Federal Financial, Inc.(1)	294,713	4,111,246
Trading Companies and Distributors — 0.2%
Rush Enterprises, Inc., Class B(1)(2)	46,914	975,342
TOTAL COMMON STOCKS (Cost $412,703,051)		450,537,145
EXCHANGE-TRADED FUNDS — 6.5%
Consumer Discretionary Select Sector SPDR Fund(1)	149,200	11,645,060
iShares Russell 1000 Value ETF(1)	304,903	31,484,284
iShares Silver Trust(1)(2)	32,679	583,974
TOTAL EXCHANGE-TRADED FUNDS (Cost $40,848,790)		43,713,318
CONVERTIBLE BONDS — 5.7%
Capital Markets — 1.8%
Janus Capital Group, Inc., 0.75%, 7/15/18	8,781,000	12,046,434
Semiconductors and Semiconductor Equipment — 3.9%
Intel Corp., 2.95%, 12/15/35(1)	11,553,000	14,968,356
Microchip Technology, Inc., 1.625%, 2/15/25	10,081,000	11,208,812
		26,177,168
TOTAL CONVERTIBLE BONDS (Cost $36,511,351)		38,223,602
CONVERTIBLE PREFERRED STOCKS — 0.4%
Food Products — 0.4%
Tyson Foods, Inc., 4.75%, 7/15/17(1) (Cost $1,997,514)	37,497	2,770,278
TEMPORARY CASH INVESTMENTS — 21.6%
Federal Home Loan Bank Discount Notes, 0.05%, 7/1/16(3)	55,788,000	55,788,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00% - 3.75%, 11/15/43 - 5/15/45, valued at $90,595,900), at 0.20%, dated 6/30/16, due 7/1/16 (Delivery value $88,817,493)	88,817,000	88,817,000
State Street Institutional Liquid Reserves Fund, Premier Class	56,210	56,210
TOTAL TEMPORARY CASH INVESTMENTS (Cost $144,661,210)		144,661,210
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 101.3% (Cost $636,721,916)		679,905,553
SECURITIES SOLD SHORT — (79.4)%
COMMON STOCKS SOLD SHORT — (67.6)%
Aerospace and Defense — (5.3)%
General Dynamics Corp.	(32,440)	(4,516,946)
HEICO Corp.	(274,199)	(18,319,235)
Honeywell International, Inc.	(17,490)	(2,034,437)
Lockheed Martin Corp.	(18,894)	(4,688,924)
Northrop Grumman Corp.	(21,300)	(4,734,564)
United Technologies Corp.	(14,190)	(1,455,184)
		(35,749,290)

Air Freight and Logistics — (0.5)%
FedEx Corp.	(22,790)	(3,459,066)
Auto Components — (0.3)%
BorgWarner, Inc.	(78,120)	(2,306,103)
Automobiles — (1.1)%
Ford Motor Co.	(240,900)	(3,028,113)
General Motors Co.	(100,520)	(2,844,716)
Tesla Motors, Inc.	(6,120)	(1,299,154)
Volkswagen AG ADR	(9,480)	(256,434)
		(7,428,417)
Banks — (4.9)%
Bank of Montreal	(63,440)	(4,021,462)
JPMorgan Chase & Co.	(97,184)	(6,039,014)
KeyCorp	(459,810)	(5,080,900)
People's United Financial, Inc.	(584,981)	(8,575,821)
Wells Fargo & Co.	(186,700)	(8,836,511)
		(32,553,708)
Beverages — (2.0)%
Brown-Forman Corp., Class A	(111,670)	(12,063,710)
Coca-Cola Co. (The)	(26,928)	(1,220,646)
		(13,284,356)
Biotechnology — (0.4)%
Amgen, Inc.	(16,780)	(2,553,077)
Capital Markets — (1.8)%
Janus Capital Group, Inc.	(865,870)	(12,052,910)
Chemicals — (0.5)%
Praxair, Inc.	(28,930)	(3,251,443)
Commercial Services and Supplies — (1.6)%
Cintas Corp.	(72,780)	(7,141,901)
Waste Management, Inc.	(52,346)	(3,468,970)
		(10,610,871)
Consumer Finance — (0.7)%
Capital One Financial Corp.	(68,960)	(4,379,650)
Synchrony Financial	(14,410)	(364,285)
		(4,743,935)
Containers and Packaging — (1.4)%
Bemis Co., Inc.	(53,100)	(2,734,119)
Sealed Air Corp.	(141,260)	(6,493,722)
		(9,227,841)
Diversified Financial Services — (1.1)%
Berkshire Hathaway, Inc., Class B	(48,914)	(7,082,258)
Diversified Telecommunication Services — (0.7)%
Verizon Communications, Inc.	(78,150)	(4,363,896)
Electric Utilities — (2.1)%
American Electric Power Co., Inc.	(89,030)	(6,240,113)
Great Plains Energy, Inc.	(157,910)	(4,800,464)
Southern Co. (The)	(60,070)	(3,221,554)
		(14,262,131)
Electronic Equipment, Instruments and Components — (0.3)%
Amphenol Corp., Class A	(29,910)	(1,714,740)
Energy Equipment and Services — (2.2)%
Halliburton Co.	(206,700)	(9,361,443)
Helmerich & Payne, Inc.	(59,560)	(3,998,263)

National Oilwell Varco, Inc.	(42,393)	(1,426,524)
		(14,786,230)
Food and Staples Retailing — (1.7)%
Kroger Co. (The)	(185,770)	(6,834,478)
Performance Food Group Co.	(175,900)	(4,733,469)
		(11,567,947)
Food Products — (2.1)%
Kraft Heinz Co. (The)	(124,284)	(10,996,648)
Tyson Foods, Inc., Class A	(41,691)	(2,784,542)
		(13,781,190)
Health Care Equipment and Supplies — (2.0)%
Abbott Laboratories	(39,780)	(1,563,752)
Becton Dickinson and Co.	(17,810)	(3,020,398)
Stryker Corp.	(73,600)	(8,819,488)
		(13,403,638)
Health Care Providers and Services — (1.4)%
Laboratory Corp. of America Holdings	(21,459)	(2,795,464)
McKesson Corp.	(35,360)	(6,599,944)
		(9,395,408)
Household Durables — (2.6)%
Lennar Corp., Class A	(79,990)	(3,687,539)
Newell Brands, Inc.	(147,510)	(7,164,561)
Toll Brothers, Inc.	(243,970)	(6,565,232)
		(17,417,332)
Household Products — (1.3)%
Kimberly-Clark Corp.	(65,537)	(9,010,027)
Industrial Conglomerates — (2.8)%
General Electric Co.	(588,240)	(18,517,795)
Insurance — (4.1)%
American International Group, Inc.	(19,980)	(1,056,742)
Aon plc	(70,940)	(7,748,776)
Principal Financial Group, Inc.	(66,990)	(2,753,959)
Prudential Financial, Inc.	(159,173)	(11,355,402)
Travelers Cos., Inc. (The)	(39,370)	(4,686,605)
		(27,601,484)
Internet and Catalog Retail — (1.2)%
Amazon.com, Inc.	(10,840)	(7,757,321)
TripAdvisor, Inc.	(4,910)	(315,713)
		(8,073,034)
IT Services — (0.7)%
International Business Machines Corp.	(29,240)	(4,438,047)
Life Sciences Tools and Services — (0.7)%
Thermo Fisher Scientific, Inc.	(32,010)	(4,729,798)
Machinery — (2.1)%
Caterpillar, Inc.	(71,650)	(5,431,786)
Deere & Co.	(56,140)	(4,549,586)
Middleby Corp. (The)	(15,850)	(1,826,712)
Snap-on, Inc.	(15,740)	(2,484,087)
		(14,292,171)
Media — (0.7)%
Discovery Communications, Inc., Class A	(37,880)	(955,712)
Walt Disney Co. (The)	(37,130)	(3,632,057)
		(4,587,769)

Multi-Utilities — (0.7)%
Dominion Resources, Inc.	(60,730)	(4,732,689)
Multiline Retail — (0.8)%
JC Penney Co., Inc.	(226,650)	(2,012,652)
Macy's, Inc.	(32,440)	(1,090,308)
Nordstrom, Inc.	(67,800)	(2,579,790)
		(5,682,750)
Oil, Gas and Consumable Fuels — (3.8)%
Exxon Mobil Corp.	(88,960)	(8,339,110)
Kinder Morgan, Inc.	(747,872)	(14,000,164)
Valero Energy Corp.	(66,810)	(3,407,310)
		(25,746,584)
Personal Products — (0.3)%
Nu Skin Enterprises, Inc.	(47,910)	(2,212,963)
Pharmaceuticals — (1.0)%
Merck & Co., Inc.	(111,960)	(6,450,016)
Real Estate Investment Trusts (REITs) — (0.7)%
Boston Properties, Inc.	(7,490)	(987,931)
Simon Property Group, Inc.	(17,290)	(3,750,201)
		(4,738,132)
Road and Rail — (1.0)%
Avis Budget Group, Inc.	(37,450)	(1,207,014)
Union Pacific Corp.	(65,540)	(5,718,365)
		(6,925,379)
Semiconductors and Semiconductor Equipment — (4.2)%
Intel Corp.	(373,700)	(12,257,360)
Lam Research Corp.	(69,950)	(5,879,997)
Microchip Technology, Inc.	(197,970)	(10,048,957)
		(28,186,314)
Specialty Retail — (1.8)%
O'Reilly Automotive, Inc.	(15,140)	(4,104,454)
Signet Jewelers Ltd.	(54,620)	(4,501,234)
Tiffany & Co.	(57,280)	(3,473,459)
		(12,079,147)
Technology Hardware, Storage and Peripherals — (0.9)%
HP, Inc.	(490,590)	(6,156,905)
Textiles, Apparel and Luxury Goods — (1.4)%
lululemon athletica, Inc.	(83,030)	(6,132,596)
Under Armour, Inc., Class A	(78,610)	(3,154,619)
		(9,287,215)
Thrifts and Mortgage Finance — (0.6)%
New York Community Bancorp, Inc.	(287,740)	(4,313,223)
Trading Companies and Distributors — (0.1)%
Rush Enterprises, Inc., Class A	(45,456)	(979,577)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $434,445,564)		(453,736,806)
EXCHANGE-TRADED FUNDS SOLD SHORT — (11.8)%
Alerian MLP ETF	(192,970)	(2,454,578)
Industrial Select Sector SPDR Fund	(87,490)	(4,895,940)
iShares Russell 1000 Growth ETF	(275,410)	(27,640,148)
iShares U.S. Oil & Gas Exploration & Production ETF	(19,130)	(1,085,053)
iShares U.S. Real Estate ETF	(45,910)	(3,778,393)
SPDR Gold Shares	(4,790)	(606,031)
SPDR S&P Regional Banking ETF	(74,060)	(2,840,201)

Technology Select Sector SPDR Fund	(230,420)	(9,991,011)
Utilities Select Sector SPDR Fund	(417,880)	(21,926,164)
VanEck Vectors Oil Services ETF	(128,650)	(3,763,013)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $75,707,338)		(78,980,532)
TOTAL SECURITIES SOLD SHORT — (79.4)% (Proceeds $510,152,902)		(532,717,338)
OTHER ASSETS AND LIABILITIES(4) — 78.1%		523,878,770
TOTAL NET ASSETS — 100.0%		$671,066,985

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	12,605,639	EUR	11,406,012	UBS AG	9/30/16	(92,697)
USD	1,526,870	EUR	1,374,797	UBS AG	9/30/16	(3,694)
USD	1,254,408	JPY	127,886,851	Credit Suisse AG	9/30/16	12,209
USD	83,419	JPY	8,592,775	Credit Suisse AG	9/30/16	(45)
						(84,227)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $417,711,467.

(2)	Non-income producing.

(3)	The rate indicated is the yield to maturity at purchase.

(4)	Amount relates primarily to deposits with broker for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	445,061,831	5,475,314	—
Exchange-Traded Funds	43,713,318	—	—
Convertible Bonds	—	38,223,602	—
Convertible Preferred Stocks	—	2,770,278	—
Temporary Cash Investments	56,210	144,605,000	—
	488,831,359	191,074,194	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	12,209	—

Liabilities
Securities Sold Short
Common Stocks	453,736,806	—	—
Exchange-Traded Funds	78,980,532	—	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	96,436	—
	532,717,338	96,436	—

3. Federal Tax Information

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$642,870,268
Gross tax appreciation of investments	$38,996,090
Gross tax depreciation of investments	(1,960,805)
Net tax appreciation (depreciation) of investments	37,035,285
Net tax appreciation (depreciation) on securities sold short	(31,675,619)
Net tax appreciation (depreciation)	$5,359,666

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Equity Income Fund
June 30, 2016

Equity Income - Schedule of Investments
JUNE 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 69.5%
Air Freight and Logistics — 1.2%
United Parcel Service, Inc., Class B	1,199,318	129,190,535
Automobiles — 0.1%
Honda Motor Co. Ltd.	399,400	10,084,396
Banks — 7.7%
Comerica, Inc.	1,498,400	61,629,192
Commerce Bancshares, Inc.	1,894,572	90,749,999
JPMorgan Chase & Co.	688,597	42,789,418
PNC Financial Services Group, Inc. (The)	3,201,552	260,574,317
SunTrust Banks, Inc.	4,497,130	184,742,100
U.S. Bancorp	4,421,800	178,331,194
UMB Financial Corp.	133,900	7,124,819
		825,941,039
Beverages — 1.4%
PepsiCo, Inc.	1,378,399	146,027,590
Capital Markets — 1.4%
AllianceBernstein Holding LP	1,743,778	40,630,027
BlackRock, Inc.	59,900	20,517,547
Northern Trust Corp.	1,414,340	93,714,169
		154,861,743
Chemicals — 1.6%
Air Products & Chemicals, Inc.	1,199,537	170,382,235
Commercial Services and Supplies — 1.4%
Republic Services, Inc.	2,887,461	148,155,624
Communications Equipment — 1.4%
Cisco Systems, Inc.	5,398,691	154,888,445
Distributors — 0.1%
Genuine Parts Co.	143,451	14,524,414
Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	2,259,937	126,194,882
Electric Utilities — 2.7%
Edison International	1,641,099	127,464,159
PG&E Corp.	2,499,137	159,744,837
		287,208,996
Electrical Equipment — 0.8%
Eaton Corp. plc	298,452	17,826,538
Rockwell Automation, Inc.	610,200	70,063,164
		87,889,702
Energy Equipment and Services — 2.9%
Schlumberger Ltd.	3,898,106	308,262,222
Food and Staples Retailing — 2.0%
Sysco Corp.	898,819	45,606,076
Wal-Mart Stores, Inc.	2,378,983	173,713,339
		219,319,415
Food Products — 4.1%
Archer-Daniels-Midland Co.	989,800	42,452,522
General Mills, Inc.	3,157,566	225,197,607

Mead Johnson Nutrition Co.	1,898,571	172,295,318
		439,945,447
Gas Utilities — 3.5%
Atmos Energy Corp.	628,300	51,093,356
ONE Gas, Inc.(1)	3,438,693	228,982,567
WGL Holdings, Inc.	1,289,921	91,313,507
		371,389,430
Health Care Equipment and Supplies — 1.7%
Medtronic plc	2,086,903	181,080,573
Health Care Providers and Services — 1.9%
Quest Diagnostics, Inc.	2,496,158	203,212,223
Household Durables — 0.2%
Tupperware Brands Corp.	459,219	25,844,845
Household Products — 2.2%
Procter & Gamble Co. (The)	2,731,159	231,247,233
Industrial Conglomerates — 2.3%
3M Co.	1,023,900	179,305,368
General Electric Co.	1,220,295	38,414,887
Koninklijke Philips NV	998,360	24,910,517
		242,630,772
Insurance — 3.3%
Allstate Corp. (The)	2,297,800	160,731,110
Marsh & McLennan Cos., Inc.	1,988,705	136,146,744
MetLife, Inc.	1,385,123	55,169,449
		352,047,303
Life Sciences Tools and Services†
Agilent Technologies, Inc.	98,100	4,351,716
Machinery — 0.8%
Stanley Black & Decker, Inc.	746,681	83,045,861
Oil, Gas and Consumable Fuels — 10.4%
Chevron Corp.	316,316	33,159,406
Enterprise Products Partners LP	3,105,500	90,866,930
EQT Midstream Partners LP	149,918	12,038,415
Exxon Mobil Corp.	4,270,878	400,352,104
Occidental Petroleum Corp.	2,405,577	181,765,398
Phillips 66 Partners LP	499,130	27,886,393
Shell Midstream Partners LP	379,936	12,838,038
Spectra Energy Partners LP	2,299,269	108,479,512
TOTAL SA	5,098,174	245,842,511
		1,113,228,707
Pharmaceuticals — 6.9%
Johnson & Johnson	3,559,321	431,745,637
Merck & Co., Inc.	698,801	40,257,926
Pfizer, Inc.	7,747,222	272,779,687
		744,783,250
Real Estate Investment Trusts (REITs) — 0.6%
Host Hotels & Resorts, Inc.	1,686,000	27,330,060
Weyerhaeuser Co.	1,066,500	31,749,705
		59,079,765
Road and Rail — 0.2%
Norfolk Southern Corp.	301,486	25,665,503
Semiconductors and Semiconductor Equipment — 2.5%
Applied Materials, Inc.	7,244,203	173,643,546

Maxim Integrated Products, Inc.	2,799,100	99,899,879
		273,543,425
Software — 1.2%
Microsoft Corp.	846,936	43,337,715
Oracle Corp.	2,096,976	85,829,228
		129,166,943
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc.	245,700	23,488,920
Thrifts and Mortgage Finance — 1.6%
Capitol Federal Financial, Inc.(1)	12,074,379	168,437,587
TOTAL COMMON STOCKS (Cost $5,878,033,314)		7,455,120,741
EXCHANGE-TRADED FUNDS — 9.4%
iShares Russell 1000 Value ETF	5,025,470	518,930,032
SPDR S&P 500 ETF Trust	2,300,700	482,065,671
TOTAL EXCHANGE-TRADED FUNDS (Cost $950,153,538)		1,000,995,703
CONVERTIBLE BONDS — 8.6%
Auto Components — 0.1%
Deutsche Bank AG, (convertible into Delphi Automotive plc), 6.50%, 12/22/16(2)(3)	161,100	10,391,111
Food Products — 0.7%
Credit Suisse AG, (convertible into Mondelez International, Inc.), 3.10%, 9/22/16(2)(3)	447,900	19,540,981
Deutsche Bank AG (convertible into Mondelez International, Inc.), 8.30%, 10/20/16(2)(3)	323,500	13,621,291
Goldman Sachs International, (convertible into Mondelez International, Inc.), 5.75%, 8/10/16(2)(3)	1,013,600	43,544,763
		76,707,035
Health Care Equipment and Supplies — 0.1%
Credit Suisse AG (convertible into Baxter International, Inc.), 3.54%, 10/20/16(2)(3)	324,000	14,261,508
Oil, Gas and Consumable Fuels — 0.2%
Morgan Stanley BV, (convertible into EQT Corp.), 10.30%, 8/9/16(2)(3)	351,600	23,471,058
Semiconductors and Semiconductor Equipment — 6.4%
Intel Corp., 2.95%, 12/15/35	269,819,000	349,584,242
Microchip Technology, Inc., 1.625%, 2/15/25	302,980,000	336,875,888
		686,460,130
Software — 0.4%
Citigroup Global Markets Holdings, Inc. (convertible into Oracle Corp.), 1.60%, 12/7/16(2)(3)	973,200	38,947,464
Specialty Retail — 0.7%
Merrill Lynch International & Co. CV, (convertible into Advance Auto Parts, Inc.), 4.85%, 11/16/16(2)(3)	279,598	43,600,635
UBS AG, (convertible into Advance Auto Parts, Inc.), 6.00%, 11/21/16(2)(3)	165,000	24,802,800
		68,403,435
TOTAL CONVERTIBLE BONDS (Cost $841,064,489)		918,641,741
CONVERTIBLE PREFERRED STOCKS — 7.0%
Banks — 6.6%
Bank of America Corp., 7.25%	293,969	351,292,955
Wells Fargo & Co., 7.50%	276,977	359,848,518
		711,141,473
Gas Utilities — 0.4%
Spire, Inc., 6.75%, 4/1/17	665,897	41,618,563
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $640,989,480)		752,760,036
PREFERRED STOCKS — 3.4%
Banks — 0.8%
US Bancorp, 6.00%	3,372,382	88,052,894

Diversified Financial Services — 0.9%
Citigroup, Inc., 5.95%	95,856,000	94,837,530
Industrial Conglomerates — 1.7%
General Electric Co., 5.00%	172,947,000	183,972,371
TOTAL PREFERRED STOCKS (Cost $341,004,174)		366,862,795
TEMPORARY CASH INVESTMENTS — 0.7%
Federal Home Loan Bank Discount Notes, 0.05%, 7/1/16(4)	75,000,000	75,000,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $2,458,325), at 0.20%, dated 6/30/16, due 7/1/16 (Delivery value $2,405,013)	2,405,000	2,405,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $77,405,000)		77,405,000
TOTAL INVESTMENT SECURITIES — 98.6% (Cost $8,728,649,995)		10,571,786,016
OTHER ASSETS AND LIABILITIES — 1.4%		151,849,001
TOTAL NET ASSETS — 100.0%		$10,723,635,017

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	13,720,262	USD	15,296,171	UBS AG	9/30/16	(21,376)
USD	7,844,829	EUR	7,063,500	UBS AG	9/30/16	(18,980)
USD	224,182,664	EUR	202,848,114	UBS AG	9/30/16	(1,648,548)
USD	7,946,473	JPY	810,142,960	Credit Suisse AG	9/30/16	77,340
						(1,611,564)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)	Equity-linked debt security. The aggregated value of these securities at the period end was $232,181,611, which represented 2.2% of total net assets.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $232,181,611, which represented 2.2% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	7,174,283,317	280,837,424	—
Exchange-Traded Funds	1,000,995,703	—	—
Convertible Bonds	—	918,641,741	—
Convertible Preferred Stocks	—	752,760,036	—
Preferred Stocks	88,052,894	278,809,901	—
Temporary Cash Investments	—	77,405,000	—
	8,263,331,914	2,308,454,102	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	77,340	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,688,904	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2016 follows:

Company	Beginning Value ($)	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Dividend Income ($)	Ending Value ($)
Capitol Federal Financial, Inc.	160,106,266	—	—	—	4,044,917	168,437,587
ONE Gas, Inc.	218,755,902	—	6,022,298	2,759,676	1,241,413	228,982,567
	378,862,168	—	6,022,298	2,759,676	5,286,330	397,420,154

4. Federal Tax Information

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,901,863,656
Gross tax appreciation of investments	$1,695,494,761
Gross tax depreciation of investments	(25,572,401)
Net tax appreciation (depreciation) of investments	$1,669,922,360

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Large Company Value Fund
June 30, 2016

Large Company Value - Schedule of Investments
JUNE 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 4.5%
Honeywell International, Inc.	60,300	7,014,096
Huntington Ingalls Industries, Inc.	42,500	7,141,275
Textron, Inc.	204,400	7,472,864
United Technologies Corp.	177,500	18,202,625
		39,830,860
Auto Components — 1.5%
BorgWarner, Inc.	150,000	4,428,000
Delphi Automotive plc	140,800	8,814,080
		13,242,080
Automobiles — 0.8%
Ford Motor Co.	541,100	6,801,627
Banks — 13.6%
Bank of America Corp.	1,304,300	17,308,061
BB&T Corp.	300,800	10,711,488
JPMorgan Chase & Co.	445,800	27,702,012
KeyCorp	471,900	5,214,495
PNC Financial Services Group, Inc. (The)	180,400	14,682,756
U.S. Bancorp	468,700	18,902,671
Wells Fargo & Co.	576,100	27,266,813
		121,788,296
Beverages — 0.7%
PepsiCo, Inc.	62,200	6,589,468
Biotechnology — 0.8%
AbbVie, Inc.	111,800	6,921,538
Capital Markets — 6.0%
Ameriprise Financial, Inc.	133,400	11,985,990
Bank of New York Mellon Corp. (The)	249,800	9,704,730
BlackRock, Inc.	24,000	8,220,720
Goldman Sachs Group, Inc. (The)	65,100	9,672,558
Invesco Ltd.	550,100	14,049,554
		53,633,552
Chemicals — 1.4%
Dow Chemical Co. (The)	171,100	8,505,381
LyondellBasell Industries NV, Class A	56,683	4,218,349
		12,723,730
Commercial Services and Supplies — 2.1%
Tyco International plc	436,600	18,599,160
Communications Equipment — 2.6%
Cisco Systems, Inc.	795,800	22,831,502
Consumer Finance — 0.3%
Discover Financial Services	52,700	2,824,193
Containers and Packaging — 0.8%
WestRock Co.	183,400	7,128,758
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	202,800	8,762,988
Electric Utilities — 2.6%
Edison International	116,900	9,079,623

PPL Corp.	117,100	4,420,525
Xcel Energy, Inc.	210,700	9,435,146
		22,935,294
Electrical Equipment — 1.0%
Rockwell Automation, Inc.	76,800	8,818,176
Electronic Equipment, Instruments and Components — 1.3%
TE Connectivity Ltd.	198,800	11,353,468
Energy Equipment and Services — 4.0%
Halliburton Co.	173,700	7,866,873
Schlumberger Ltd.	355,100	28,081,308
		35,948,181
Food and Staples Retailing — 2.2%
CVS Health Corp.	136,100	13,030,214
Sysco Corp.	132,100	6,702,754
		19,732,968
Food Products — 1.2%
Mondelez International, Inc., Class A	243,500	11,081,685
Health Care Equipment and Supplies — 5.2%
Abbott Laboratories	318,200	12,508,442
Baxter International, Inc.	162,200	7,334,684
Medtronic plc	216,500	18,785,705
Zimmer Biomet Holdings, Inc.	65,900	7,933,042
		46,561,873
Health Care Providers and Services — 2.5%
Anthem, Inc.	55,000	7,223,700
HCA Holdings, Inc.(1)	87,900	6,769,179
Laboratory Corp. of America Holdings(1)	66,500	8,662,955
		22,655,834
Hotels, Restaurants and Leisure — 1.4%
Carnival Corp.	173,700	7,677,540
Marriott International, Inc., Class A	76,800	5,104,128
		12,781,668
Household Durables — 0.5%
Whirlpool Corp.	24,500	4,082,680
Household Products — 3.1%
Procter & Gamble Co. (The)	322,000	27,263,740
Insurance — 6.0%
Aflac, Inc.	111,400	8,038,624
Allstate Corp. (The)	101,100	7,071,945
American International Group, Inc.	145,600	7,700,784
Chubb Ltd.	136,400	17,828,844
MetLife, Inc.	321,500	12,805,345
		53,445,542
Machinery — 2.7%
Ingersoll-Rand plc	219,400	13,971,392
Stanley Black & Decker, Inc.	91,400	10,165,508
		24,136,900
Media — 1.5%
AMC Networks, Inc., Class A(1)	75,000	4,531,500
Time Warner, Inc.	115,600	8,501,224
		13,032,724
Oil, Gas and Consumable Fuels — 11.8%
Anadarko Petroleum Corp.	139,600	7,433,700

Chevron Corp.	255,300	26,763,099
Exxon Mobil Corp.	125,700	11,783,118
Imperial Oil Ltd.	486,800	15,403,370
Occidental Petroleum Corp.	249,300	18,837,108
TOTAL SA ADR	520,600	25,040,860
		105,261,255
Pharmaceuticals — 6.8%
Allergan plc(1)	41,400	9,567,126
Johnson & Johnson	88,900	10,783,570
Merck & Co., Inc.	107,500	6,193,075
Pfizer, Inc.	860,900	30,312,289
Teva Pharmaceutical Industries Ltd. ADR	84,700	4,254,481
		61,110,541
Road and Rail — 1.2%
Union Pacific Corp.	123,300	10,757,925
Semiconductors and Semiconductor Equipment — 3.1%
Applied Materials, Inc.	569,300	13,646,121
Intel Corp.	182,900	5,999,120
Lam Research Corp.	98,100	8,246,286
		27,891,527
Software — 2.5%
Oracle Corp.	543,600	22,249,548
Specialty Retail — 1.9%
Advance Auto Parts, Inc.	78,500	12,687,955
Lowe's Cos., Inc.	55,600	4,401,852
		17,089,807
Technology Hardware, Storage and Peripherals — 1.1%
Apple, Inc.	101,900	9,741,640
TOTAL COMMON STOCKS (Cost $764,092,006)		889,610,728
EXCHANGE-TRADED FUNDS — 0.1%
iShares Russell 1000 Value ETF (Cost $900,234)	8,800	908,688
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $2,044,775), at 0.20%, dated 6/30/16, due 7/1/16 (Delivery value $2,001,011)		2,001,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,789	1,789
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,002,789)		2,002,789
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $766,995,029)		892,522,205
OTHER ASSETS AND LIABILITIES†		(131,400)
TOTAL NET ASSETS — 100.0%		$892,390,805

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	12,138,909	CAD	15,876,236	Morgan Stanley	9/30/16	(151,656)
USD	396,919	CAD	514,973	Morgan Stanley	9/30/16	(1,746)
USD	20,804,355	EUR	18,824,489	UBS AG	9/30/16	(152,987)
						(306,389)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	874,207,358	15,403,370	—
Exchange-Traded Funds	908,688	—	—
Temporary Cash Investments	1,789	2,001,000	—
	875,117,835	17,404,370	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	306,389	—

3. Federal Tax Information

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$776,560,117
Gross tax appreciation of investments	$137,945,663
Gross tax depreciation of investments	(21,983,575)
Net tax appreciation (depreciation) of investments	$115,962,088

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Mid Cap Value Fund
June 30, 2016

Mid Cap Value - Schedule of Investments
JUNE 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.8%
Aerospace and Defense — 0.8%
Textron, Inc.	1,720,905	62,916,287
Automobiles — 1.2%
Honda Motor Co. Ltd. ADR	2,190,792	55,492,761
Thor Industries, Inc.	555,285	35,949,151
		91,441,912
Banks — 7.6%
Bank of Hawaii Corp.	793,675	54,604,840
BB&T Corp.	2,173,210	77,388,008
Comerica, Inc.	1,011,344	41,596,579
Commerce Bancshares, Inc.	1,646,994	78,891,012
M&T Bank Corp.	617,439	72,999,813
PNC Financial Services Group, Inc. (The)	956,400	77,841,396
SunTrust Banks, Inc.	1,213,875	49,865,985
UMB Financial Corp.	911,242	48,487,187
Westamerica Bancorporation(1)	1,495,170	73,652,074
		575,326,894
Capital Markets — 5.8%
Ameriprise Financial, Inc.	344,365	30,941,195
Franklin Resources, Inc.	681,719	22,748,963
Invesco Ltd.	1,469,216	37,523,777
Northern Trust Corp.	3,402,947	225,479,268
State Street Corp.	1,343,385	72,435,319
T. Rowe Price Group, Inc.	667,608	48,715,356
		437,843,878
Commercial Services and Supplies — 4.8%
Clean Harbors, Inc.(2)	946,264	49,309,817
Republic Services, Inc.	2,760,324	141,632,225
Tyco International plc	4,128,760	175,885,176
		366,827,218
Containers and Packaging — 2.3%
Bemis Co., Inc.	296,609	15,272,397
Sonoco Products Co.	1,085,035	53,882,838
WestRock Co.	2,665,732	103,617,003
		172,772,238
Diversified Financial Services — 0.3%
Markit Ltd.(2)	776,047	25,299,132
Diversified Telecommunication Services — 0.9%
CenturyLink, Inc.	2,391,293	69,371,410
Electric Utilities — 5.8%
Edison International	1,827,393	141,933,615
Eversource Energy	692,120	41,457,988
PG&E Corp.	1,992,061	127,332,539
Xcel Energy, Inc.	2,914,881	130,528,371
		441,252,513
Electrical Equipment — 2.0%
Emerson Electric Co.	930,097	48,513,860
Hubbell, Inc.	642,792	67,795,272

Rockwell Automation, Inc.	338,211	38,833,387
		155,142,519
Electronic Equipment, Instruments and Components — 1.9%
Keysight Technologies, Inc.(2)	2,341,942	68,127,093
TE Connectivity Ltd.	1,346,273	76,885,651
		145,012,744
Energy Equipment and Services — 2.3%
FMC Technologies, Inc.(2)	1,406,314	37,506,394
Frank's International NV	3,052,639	44,599,056
Halliburton Co.	1,575,000	71,331,750
Helmerich & Payne, Inc.	272,166	18,270,504
		171,707,704
Food and Staples Retailing — 1.5%
Sysco Corp.	2,237,753	113,543,587
Food Products — 6.1%
ConAgra Foods, Inc.	2,180,646	104,256,685
Flowers Foods, Inc.	2,600,396	48,757,425
General Mills, Inc.	1,019,163	72,686,705
JM Smucker Co. (The)	414,573	63,185,071
Kellogg Co.	666,095	54,386,657
Mead Johnson Nutrition Co.	293,002	26,589,932
Mondelez International, Inc., Class A	2,043,245	92,988,080
		462,850,555
Gas Utilities — 1.8%
Atmos Energy Corp.	738,025	60,016,193
Spire, Inc.	1,072,475	75,974,129
		135,990,322
Health Care Equipment and Supplies — 4.9%
Abbott Laboratories	1,488,218	58,501,850
Baxter International, Inc.	1,694,958	76,646,001
Becton Dickinson and Co.	157,467	26,704,828
Boston Scientific Corp.(2)	824,414	19,266,555
STERIS plc	579,981	39,873,694
Zimmer Biomet Holdings, Inc.	1,271,539	153,067,865
		374,060,793
Health Care Providers and Services — 2.9%
LifePoint Health, Inc.(2)	1,801,303	117,751,177
Quest Diagnostics, Inc.	1,225,510	99,768,769
		217,519,946
Hotels, Restaurants and Leisure — 0.5%
Carnival Corp.	935,311	41,340,746
Household Durables — 0.8%
PulteGroup, Inc.	3,076,480	59,960,595
Industrial Conglomerates — 1.3%
Koninklijke Philips NV	3,949,137	98,536,644
Insurance — 7.0%
Aflac, Inc.	553,654	39,951,673
Allstate Corp. (The)	554,919	38,816,584
Brown & Brown, Inc.	1,705,435	63,902,649
Chubb Ltd.	851,338	111,278,390
MetLife, Inc.	1,288,013	51,301,558
ProAssurance Corp.	816,934	43,746,816
Reinsurance Group of America, Inc.	901,685	87,454,428

Torchmark Corp.	476,899	29,481,896
Unum Group	2,043,156	64,951,929
		530,885,923
Leisure Products — 0.7%
Mattel, Inc.	598,466	18,726,001
Polaris Industries, Inc.	431,506	35,279,931
		54,005,932
Machinery — 1.7%
Ingersoll-Rand plc	407,213	25,931,324
Oshkosh Corp.	949,391	45,295,445
Parker-Hannifin Corp.	565,426	61,094,279
		132,321,048
Metals and Mining — 0.2%
Nucor Corp.	346,747	17,132,769
Multi-Utilities — 2.4%
Ameren Corp.	1,247,893	66,862,107
Consolidated Edison, Inc.	721,961	58,074,543
NorthWestern Corp.	887,140	55,951,920
		180,888,570
Multiline Retail — 0.8%
Target Corp.	824,933	57,596,822
Oil, Gas and Consumable Fuels — 10.4%
Anadarko Petroleum Corp.	1,495,954	79,659,551
Cimarex Energy Co.	371,815	44,364,966
Devon Energy Corp.	2,677,944	97,075,470
EQT Corp.	1,796,919	139,135,438
Imperial Oil Ltd.	5,606,305	177,395,215
Noble Energy, Inc.	3,068,432	110,064,656
Occidental Petroleum Corp.	1,409,340	106,489,730
Pioneer Natural Resources Co.	116,600	17,631,086
Spectra Energy Partners LP	385,707	18,197,656
		790,013,768
Real Estate Investment Trusts (REITs) — 6.2%
Boston Properties, Inc.	327,529	43,201,075
Corrections Corp. of America	2,006,197	70,257,019
Empire State Realty Trust, Inc.	2,026,497	38,483,178
Host Hotels & Resorts, Inc.	3,432,426	55,639,625
MGM Growth Properties LLC, Class A	1,573,610	41,983,915
Piedmont Office Realty Trust, Inc., Class A	3,651,774	78,659,212
Welltower, Inc.	169,257	12,892,306
Weyerhaeuser Co.	4,382,860	130,477,742
		471,594,072
Road and Rail — 2.3%
CSX Corp.	3,559,846	92,840,784
Heartland Express, Inc.(1)	4,551,618	79,152,637
		171,993,421
Semiconductors and Semiconductor Equipment — 4.5%
Applied Materials, Inc.	4,354,485	104,377,006
Lam Research Corp.	743,539	62,501,888
Maxim Integrated Products, Inc.	2,609,742	93,141,692
Teradyne, Inc.	4,279,818	84,269,616
		344,290,202

Specialty Retail — 2.6%
Advance Auto Parts, Inc.	596,269	96,374,958
CST Brands, Inc.	2,290,671	98,682,107
		195,057,065
Textiles, Apparel and Luxury Goods — 0.5%
Ralph Lauren Corp.	452,333	40,538,084
Thrifts and Mortgage Finance — 1.0%
Capitol Federal Financial, Inc.	5,473,499	76,355,311
TOTAL COMMON STOCKS (Cost $6,394,307,442)		7,281,390,624
EXCHANGE-TRADED FUNDS — 2.1%
iShares Russell Mid-Cap Value ETF (Cost $142,582,576)	2,199,979	163,436,440
TEMPORARY CASH INVESTMENTS — 2.0%
Federal Home Loan Bank Discount Notes, 0.05%, 7/1/16(3)	60,000,000	60,000,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00% - 3.625%, 2/15/44 - 5/15/45, valued at $90,831,106), at 0.20%, dated 6/30/16, due 7/1/16 (Delivery value $89,044,495)		89,044,000
State Street Institutional Liquid Reserves Fund, Premier Class	56,521	56,521
TOTAL TEMPORARY CASH INVESTMENTS (Cost $149,100,521)		149,100,521
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $6,685,990,539)		7,593,927,585
OTHER ASSETS AND LIABILITIES — 0.1%		7,542,125
TOTAL NET ASSETS — 100.0%		$7,601,469,710

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	138,525,915	CAD	181,175,274	Morgan Stanley	9/30/16	(1,730,663)
USD	4,422,912	CAD	5,738,391	Morgan Stanley	9/30/16	(19,455)
EUR	3,658,875	USD	4,051,473	UBS AG	9/30/16	21,961
USD	81,986,897	EUR	74,184,539	UBS AG	9/30/16	(602,898)
USD	3,597,593	EUR	3,239,280	UBS AG	9/30/16	(8,704)
USD	32,439,395	JPY	3,307,196,308	Credit Suisse AG	9/30/16	315,721
						(2,024,038)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)	Non-income producing.

(3)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	7,005,458,765	275,931,859	—
Exchange-Traded Funds	163,436,440	—	—
Temporary Cash Investments	56,521	149,044,000	—
	7,168,951,726	424,975,859	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	337,682	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,361,720	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2016 follows:

Company	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Ending Value
Westamerica Bancorporation	$75,840,934	$1,499,361	$4,728,647	$(97,186)	$585,365	$73,652,074
Heartland Express, Inc.	76,340,763	9,065,429	2,292,695	(647,089)	84,873	79,152,637
	$152,181,697	10,564,790	$7,021,342	$(744,275)	$670,238	$152,804,711

4. Federal Tax Information

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,778,539,518
Gross tax appreciation of investments	$1,009,307,011
Gross tax depreciation of investments	(193,918,944)
Net tax appreciation (depreciation) of investments	$815,388,067

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Large Company Value Fund
June 30, 2016

NT Large Company Value - Schedule of Investments
JUNE 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.9%
Aerospace and Defense — 4.4%
Honeywell International, Inc.	113,800	13,237,216
Huntington Ingalls Industries, Inc.	80,600	13,543,218
Textron, Inc.	385,500	14,093,880
United Technologies Corp.	335,500	34,405,525
		75,279,839
Auto Components — 1.5%
BorgWarner, Inc.	285,100	8,416,152
Delphi Automotive plc	269,100	16,845,660
		25,261,812
Automobiles — 0.7%
Ford Motor Co.	1,021,400	12,838,998
Banks — 13.4%
Bank of America Corp.	2,466,300	32,727,801
BB&T Corp.	575,000	20,475,750
JPMorgan Chase & Co.	846,900	52,626,366
KeyCorp	894,400	9,883,120
PNC Financial Services Group, Inc. (The)	343,100	27,924,909
US Bancorp	891,500	35,954,195
Wells Fargo & Co.	1,094,500	51,802,685
		231,394,826
Beverages — 0.7%
PepsiCo, Inc.	118,400	12,543,296
Biotechnology — 0.8%
AbbVie, Inc.	210,900	13,056,819
Capital Markets — 5.9%
Ameriprise Financial, Inc.	254,000	22,821,900
Bank of New York Mellon Corp. (The)	477,200	18,539,220
BlackRock, Inc.	45,500	15,585,115
Goldman Sachs Group, Inc. (The)	122,900	18,260,482
Invesco Ltd.	1,047,300	26,748,042
		101,954,759
Chemicals — 1.4%
Dow Chemical Co. (The)	325,200	16,165,692
LyondellBasell Industries NV, Class A	106,868	7,953,116
		24,118,808
Commercial Services and Supplies — 2.0%
Tyco International plc	830,500	35,379,300
Communications Equipment — 2.5%
Cisco Systems, Inc.	1,511,900	43,376,411
Consumer Finance — 0.3%
Discover Financial Services	100,700	5,396,513
Containers and Packaging — 0.8%
WestRock Co.	344,600	13,394,602
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	386,400	16,696,344
Electric Utilities — 2.5%
Edison International	222,600	17,289,342

PPL Corp.	222,600	8,403,150
Xcel Energy, Inc.	400,800	17,947,824
		43,640,316
Electrical Equipment — 1.0%
Rockwell Automation, Inc.	145,900	16,752,238
Electronic Equipment, Instruments and Components — 1.3%
TE Connectivity Ltd.	378,500	21,616,135
Energy Equipment and Services — 4.0%
Halliburton Co.	328,500	14,877,765
Schlumberger Ltd.	678,300	53,639,964
		68,517,729
Food and Staples Retailing — 2.2%
CVS Health Corp.	259,200	24,815,808
Sysco Corp.	251,500	12,761,110
		37,576,918
Food Products — 1.2%
Mondelez International, Inc., Class A	465,400	21,180,354
Health Care Equipment and Supplies — 5.1%
Abbott Laboratories	600,400	23,601,724
Baxter International, Inc.	304,700	13,778,534
Medtronic plc	409,400	35,523,638
Zimmer Biomet Holdings, Inc.	125,200	15,071,576
		87,975,472
Health Care Providers and Services — 2.5%
Anthem, Inc.	104,600	13,738,164
HCA Holdings, Inc.(1)	166,100	12,791,361
Laboratory Corp. of America Holdings(1)	125,200	16,309,804
		42,839,329
Hotels, Restaurants and Leisure — 1.4%
Carnival Corp.	331,800	14,665,560
Marriott International, Inc., Class A	144,400	9,596,824
		24,262,384
Household Durables — 0.4%
Whirlpool Corp.	45,900	7,648,776
Household Products — 3.0%
Procter & Gamble Co. (The)	611,700	51,792,639
Insurance — 5.9%
Aflac, Inc.	211,900	15,290,704
Allstate Corp. (The)	191,100	13,367,445
American International Group, Inc.	272,000	14,386,080
Chubb Ltd.	259,500	33,919,245
MetLife, Inc.	612,100	24,379,943
		101,343,417
Machinery — 2.6%
Ingersoll-Rand plc	417,700	26,599,136
Stanley Black & Decker, Inc.	170,800	18,996,376
		45,595,512
Media — 1.4%
AMC Networks, Inc., Class A(1)	140,800	8,507,136
Time Warner, Inc.	216,300	15,906,702
		24,413,838
Oil, Gas and Consumable Fuels — 11.6%
Anadarko Petroleum Corp.	266,700	14,201,775

Chevron Corp.	485,000	50,842,550
Exxon Mobil Corp.	236,300	22,150,762
Imperial Oil Ltd.	929,800	29,420,817
Occidental Petroleum Corp.	474,200	35,830,552
TOTAL SA ADR	994,400	47,830,640
		200,277,096
Pharmaceuticals — 6.7%
Allergan plc(1)	78,300	18,094,347
Johnson & Johnson	169,300	20,536,090
Merck & Co., Inc.	202,900	11,689,069
Pfizer, Inc.	1,640,100	57,747,921
Teva Pharmaceutical Industries Ltd. ADR	161,200	8,097,076
		116,164,503
Road and Rail — 1.2%
Union Pacific Corp.	235,500	20,547,375
Semiconductors and Semiconductor Equipment — 3.1%
Applied Materials, Inc.	1,074,500	25,755,765
Intel Corp.	349,600	11,466,880
Lam Research Corp.	184,500	15,509,070
		52,731,715
Software — 2.4%
Oracle Corp.	1,030,900	42,194,737
Specialty Retail — 1.9%
Advance Auto Parts, Inc.	149,900	24,228,337
Lowe's Cos., Inc.	104,800	8,297,016
		32,525,353
Technology Hardware, Storage and Peripherals — 1.1%
Apple, Inc.	193,800	18,527,280
TOTAL COMMON STOCKS (Cost $1,472,274,481)		1,688,815,443
EXCHANGE-TRADED FUNDS — 0.1%
iShares Russell 1000 Value ETF (Cost $1,515,368)	16,800	1,734,768
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $17,117,750), at 0.20%, dated 6/30/16, due 7/1/16 (Delivery value $16,780,093)		16,780,000
State Street Institutional Liquid Reserves Fund, Premier Class	11,655	11,655
TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,791,655)		16,791,655
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $1,490,581,504)		1,707,341,866
OTHER ASSETS AND LIABILITIES — 1.0%		16,836,278
TOTAL NET ASSETS — 100.0%		$1,724,178,144

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	22,911,067	CAD	29,964,926	Morgan Stanley	9/30/16	(286,238)
USD	874,222	CAD	1,134,237	Morgan Stanley	9/30/16	(3,845)
USD	39,573,836	EUR	35,807,756	UBS AG	9/30/16	(291,010)
						(581,093)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,659,394,626	29,420,817	—
Exchange-Traded Funds	1,734,768	—	—
Temporary Cash Investments	11,655	16,780,000	—
	1,661,141,049	46,200,817	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	581,093	—

3. Federal Tax Information

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,514,251,640
Gross tax appreciation of investments	$226,917,735
Gross tax depreciation of investments	(33,827,509)
Net tax appreciation (depreciation) of investments	$193,090,226

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Mid Cap Value Fund
June 30, 2016

NT Mid Cap Value - Schedule of Investments
JUNE 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.7%
Aerospace and Defense — 0.8%
Textron, Inc.	219,511	8,025,322
Automobiles — 1.2%
Honda Motor Co. Ltd. ADR	273,883	6,937,456
Thor Industries, Inc.	70,646	4,573,622
		11,511,078
Banks — 7.7%
Bank of Hawaii Corp.	100,162	6,891,146
BB&T Corp.	269,807	9,607,827
Comerica, Inc.	126,694	5,210,924
Commerce Bancshares, Inc.	215,426	10,318,905
M&T Bank Corp.	81,499	9,635,627
PNC Financial Services Group, Inc. (The)	119,743	9,745,883
SunTrust Banks, Inc.	150,617	6,187,346
UMB Financial Corp.	114,327	6,083,340
Westamerica Bancorporation	185,990	9,161,867
		72,842,865
Capital Markets — 5.8%
Ameriprise Financial, Inc.	42,128	3,785,201
Franklin Resources, Inc.	86,521	2,887,206
Invesco Ltd.	183,694	4,691,545
Northern Trust Corp.	426,297	28,246,439
State Street Corp.	166,500	8,977,680
T. Rowe Price Group, Inc.	83,789	6,114,083
		54,702,154
Commercial Services and Supplies — 4.9%
Clean Harbors, Inc.(1)	123,292	6,424,746
Republic Services, Inc.	350,330	17,975,433
Tyco International plc	516,837	22,017,256
		46,417,435
Containers and Packaging — 2.3%
Bemis Co., Inc.	38,243	1,969,132
Sonoco Products Co.	140,762	6,990,241
WestRock Co.	333,944	12,980,403
		21,939,776
Diversified Financial Services — 0.3%
Markit Ltd.(1)	102,070	3,327,482
Diversified Telecommunication Services — 0.9%
CenturyLink, Inc.	299,917	8,700,592
Electric Utilities — 5.8%
Edison International	228,923	17,780,449
Eversource Energy	87,921	5,266,468
PG&E Corp.	251,280	16,061,818
Xcel Energy, Inc.	365,587	16,370,986
		55,479,721
Electrical Equipment — 2.1%
Emerson Electric Co.	123,670	6,450,627
Hubbell, Inc.	80,368	8,476,413

Rockwell Automation, Inc.	43,029	4,940,590
		19,867,630
Electronic Equipment, Instruments and Components — 1.9%
Keysight Technologies, Inc.(1)	292,810	8,517,843
TE Connectivity Ltd.	166,979	9,536,171
		18,054,014
Energy Equipment and Services — 2.2%
FMC Technologies, Inc.(1)	175,938	4,692,267
Frank's International NV	381,904	5,579,617
Halliburton Co.	195,618	8,859,539
Helmerich & Payne, Inc.	34,135	2,291,483
		21,422,906
Food and Staples Retailing — 1.5%
Sysco Corp.	279,956	14,204,967
Food Products — 6.1%
ConAgra Foods, Inc.	272,971	13,050,744
Flowers Foods, Inc.	324,998	6,093,712
General Mills, Inc.	127,425	9,087,951
JM Smucker Co. (The)	51,828	7,899,105
Kellogg Co.	83,281	6,799,894
Mead Johnson Nutrition Co.	36,656	3,326,532
Mondelez International, Inc., Class A	255,465	11,626,212
		57,884,150
Gas Utilities — 1.9%
Atmos Energy Corp.	92,274	7,503,722
Spire, Inc.	143,046	10,133,378
		17,637,100
Health Care Equipment and Supplies — 5.0%
Abbott Laboratories	186,780	7,342,322
Baxter International, Inc.	215,958	9,765,621
Becton Dickinson and Co.	19,750	3,349,402
Boston Scientific Corp.(1)	103,286	2,413,794
STERIS plc	72,755	5,001,906
Zimmer Biomet Holdings, Inc.	165,095	19,874,136
		47,747,181
Health Care Providers and Services — 2.9%
LifePoint Health, Inc.(1)	225,187	14,720,474
Quest Diagnostics, Inc.	154,795	12,601,861
		27,322,335
Hotels, Restaurants and Leisure — 0.5%
Carnival Corp.	116,928	5,168,218
Household Durables — 0.8%
PulteGroup, Inc.	388,301	7,567,987
Industrial Conglomerates — 1.3%
Koninklijke Philips NV	503,397	12,560,479
Insurance — 7.1%
Aflac, Inc.	72,376	5,222,652
Allstate Corp. (The)	69,068	4,831,307
Brown & Brown, Inc.	224,060	8,395,528
Chubb Ltd.	106,255	13,888,591
MetLife, Inc.	158,826	6,326,040
ProAssurance Corp.	102,813	5,505,636
Reinsurance Group of America, Inc.	117,227	11,369,847

Torchmark Corp.	63,609	3,932,308
Unum Group	253,219	8,049,832
		67,521,741
Leisure Products — 0.7%
Mattel, Inc.	75,130	2,350,817
Polaris Industries, Inc.	53,951	4,411,034
		6,761,851
Machinery — 1.8%
Ingersoll-Rand plc	50,913	3,242,140
Oshkosh Corp.	121,928	5,817,185
Parker-Hannifin Corp.	70,687	7,637,730
		16,697,055
Metals and Mining — 0.2%
Nucor Corp.	44,058	2,176,906
Multi-Utilities — 2.4%
Ameren Corp.	156,601	8,390,682
Consolidated Edison, Inc.	90,549	7,283,761
NorthWestern Corp.	109,783	6,924,014
		22,598,457
Multiline Retail — 0.8%
Target Corp.	104,816	7,318,253
Oil, Gas and Consumable Fuels — 10.5%
Anadarko Petroleum Corp.	187,402	9,979,157
Cimarex Energy Co.	46,544	5,553,630
Devon Energy Corp.	335,027	12,144,729
EQT Corp.	224,938	17,416,949
Imperial Oil Ltd.	700,950	22,179,524
Noble Energy, Inc.	383,879	13,769,740
Occidental Petroleum Corp.	185,077	13,984,418
Pioneer Natural Resources Co.	14,624	2,211,295
Spectra Energy Partners LP	48,319	2,279,690
		99,519,132
Real Estate Investment Trusts (REITs) — 6.3%
Boston Properties, Inc.	40,295	5,314,910
Corrections Corp. of America	263,743	9,236,280
Empire State Realty Trust, Inc.	254,040	4,824,220
Host Hotels & Resorts, Inc.	429,675	6,965,032
MGM Growth Properties LLC, Class A	196,726	5,248,650
Piedmont Office Realty Trust, Inc., Class A	482,471	10,392,425
Welltower, Inc.	21,163	1,611,986
Weyerhaeuser Co.	548,651	16,333,340
		59,926,843
Road and Rail — 2.3%
CSX Corp.	445,952	11,630,428
Heartland Express, Inc.	570,969	9,929,151
		21,559,579
Semiconductors and Semiconductor Equipment — 4.6%
Applied Materials, Inc.	546,144	13,091,072
Lam Research Corp.	94,691	7,959,725
Maxim Integrated Products, Inc.	326,078	11,637,724
Teradyne, Inc.	551,810	10,865,139
		43,553,660

Specialty Retail — 2.6%
Advance Auto Parts, Inc.	74,543	12,048,385
CST Brands, Inc.	292,093	12,583,367
		24,631,752
Textiles, Apparel and Luxury Goods — 0.5%
Ralph Lauren Corp.	58,321	5,226,728
Thrifts and Mortgage Finance — 1.0%
Capitol Federal Financial, Inc.	685,680	9,565,236
TOTAL COMMON STOCKS (Cost $800,237,216)		919,440,585
EXCHANGE-TRADED FUNDS — 2.1%
iShares Russell Mid-Cap Value ETF (Cost $17,661,259)	275,061	20,434,282
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $7,386,463), at 0.20%, dated 6/30/16, due 7/1/16 (Delivery value $7,240,040)		7,240,000
State Street Institutional Liquid Reserves Fund, Premier Class	4,858	4,858
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,244,858)		7,244,858
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $825,143,333)		947,119,725
OTHER ASSETS AND LIABILITIES — 0.4%		3,349,599
TOTAL NET ASSETS — 100.0%		$950,469,324

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	17,374,054	CAD	22,723,178	Morgan Stanley	9/30/16	(217,061)
USD	509,364	CAD	660,860	Morgan Stanley	9/30/16	(2,241)
EUR	466,397	USD	516,442	UBS AG	9/30/16	2,799
USD	10,450,880	EUR	9,456,313	UBS AG	9/30/16	(76,852)
USD	458,586	EUR	412,911	UBS AG	9/30/16	(1,109)
USD	4,072,358	JPY	415,176,894	Credit Suisse AG	9/30/16	39,635
						(254,829)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	884,700,582	34,740,003	—
Exchange-Traded Funds	20,434,282	—	—
Temporary Cash Investments	4,858	7,240,000	—
	905,139,722	41,980,003	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	42,434	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	297,263	—

3. Federal Tax Information

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$840,434,585
Gross tax appreciation of investments	$127,752,962
Gross tax depreciation of investments	(21,067,822)
Net tax appreciation (depreciation) of investments	$106,685,140

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Cap Value Fund
June 30, 2016

Small Cap Value - Schedule of Investments
JUNE 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.0%
Auto Components — 1.1%
Cooper Tire & Rubber Co.	235,000	7,007,700
Tenneco, Inc.(1)	175,000	8,156,750
		15,164,450
Banks — 15.2%
Bank of the Ozarks, Inc.	715,000	26,826,800
BankUnited, Inc.	695,000	21,350,400
Boston Private Financial Holdings, Inc.	1,060,000	12,486,800
Capital Bank Financial Corp., Class A	810,000	23,328,000
CVB Financial Corp.	245,000	4,015,550
Eagle Bancorp, Inc.(1)	55,000	2,646,050
FCB Financial Holdings, Inc., Class A(1)	320,000	10,880,000
First Financial Bankshares, Inc.	460,000	15,083,400
Home BancShares, Inc.	100,000	1,979,000
LegacyTexas Financial Group, Inc.	625,000	16,818,750
PacWest Bancorp	340,000	13,525,200
Prosperity Bancshares, Inc.	80,000	4,079,200
Southside Bancshares, Inc.	375,000	11,595,000
Texas Capital Bancshares, Inc.(1)	345,055	16,134,772
UMB Financial Corp.	505,000	26,871,050
		207,619,972
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A(1)	30,000	5,130,900
Building Products — 3.3%
Apogee Enterprises, Inc.	230,000	10,660,500
Continental Building Products, Inc.(1)	345,000	7,669,350
CSW Industrials, Inc.(1)	445,000	14,511,450
NCI Building Systems, Inc.(1)	215,000	3,437,850
PGT, Inc.(1)	855,000	8,806,500
		45,085,650
Capital Markets — 0.8%
Ares Management LP	800,000	11,272,000
Chemicals — 3.9%
Chase Corp.	60,000	3,544,200
Innophos Holdings, Inc.	285,000	12,029,850
Innospec, Inc.	375,000	17,246,250
Minerals Technologies, Inc.	355,000	20,164,000
		52,984,300
Commercial Services and Supplies — 3.8%
Brink's Co. (The)	520,000	14,814,800
Clean Harbors, Inc.(1)	130,000	6,774,300
Deluxe Corp.	70,000	4,645,900
InnerWorkings, Inc.(1)	1,265,000	10,461,550
Multi-Color Corp.	240,000	15,216,000
		51,912,550
Communications Equipment — 1.1%
NetScout Systems, Inc.(1)	670,000	14,907,500

Polycom, Inc.(1)	60,000	675,000
		15,582,500
Construction and Engineering — 0.8%
Valmont Industries, Inc.	85,000	11,497,950
Containers and Packaging — 5.4%
Berry Plastics Group, Inc.(1)	485,000	18,842,250
Graphic Packaging Holding Co.	2,120,000	26,584,800
Multi Packaging Solutions International Ltd.(1)	2,135,000	28,502,250
		73,929,300
Diversified Financial Services — 1.1%
Compass Diversified Holdings	890,000	14,765,100
Electric Utilities — 1.7%
ALLETE, Inc.	210,000	13,572,300
El Paso Electric Co.	140,000	6,617,800
Portland General Electric Co.	70,000	3,088,400
		23,278,500
Electrical Equipment — 0.6%
Babcock & Wilcox Enterprises, Inc.(1)	440,000	6,463,600
EnerSys	20,000	1,189,400
		7,653,000
Electronic Equipment, Instruments and Components — 3.0%
Ingram Micro, Inc., Class A	185,000	6,434,300
OSI Systems, Inc.(1)	180,000	10,463,400
VeriFone Systems, Inc.(1)	1,275,000	23,638,500
		40,536,200
Energy Equipment and Services — 1.8%
Dril-Quip, Inc.(1)	185,000	10,809,550
Forum Energy Technologies, Inc.(1)	390,000	6,750,900
Matrix Service Co.(1)	394,939	6,512,544
		24,072,994
Food Products — 0.4%
Inventure Foods, Inc.(1)	700,000	5,467,000
Gas Utilities — 0.3%
Southwest Gas Corp.	45,000	3,541,950
Health Care Equipment and Supplies — 1.1%
Haemonetics Corp.(1)	205,000	5,942,950
Utah Medical Products, Inc.	147,424	9,287,712
		15,230,662
Health Care Providers and Services — 4.8%
AMN Healthcare Services, Inc.(1)	405,000	16,187,850
LifePoint Health, Inc.(1)	305,000	19,937,850
PharMerica Corp.(1)	795,000	19,604,700
Providence Service Corp. (The)(1)	220,000	9,873,600
		65,604,000
Hotels, Restaurants and Leisure — 2.7%
ClubCorp Holdings, Inc.	1,445,000	18,785,000
Peak Resorts, Inc.	440,000	2,006,400
Red Robin Gourmet Burgers, Inc.(1)	335,000	15,889,050
		36,680,450
Household Durables — 1.6%
Cavco Industries, Inc.(1)	115,000	10,775,500

Century Communities, Inc.(1)	375,000	6,502,500
Tupperware Brands Corp.	75,000	4,221,000
		21,499,000
Industrial Conglomerates — 0.6%
Raven Industries, Inc.	420,000	7,954,800
Insurance — 6.0%
Allied World Assurance Co. Holdings AG	840,000	29,517,600
Atlas Financial Holdings, Inc.(1)	449,906	7,747,381
Endurance Specialty Holdings Ltd.	280,000	18,804,800
Infinity Property & Casualty Corp.	125,000	10,082,500
James River Group Holdings Ltd.	80,000	2,716,800
Validus Holdings Ltd.	280,000	13,605,200
		82,474,281
IT Services — 2.5%
CSRA, Inc.	610,000	14,292,300
EVERTEC, Inc.	1,310,000	20,357,400
		34,649,700
Leisure Products — 1.0%
Malibu Boats, Inc.(1)	560,000	6,764,800
MCBC Holdings, Inc.	555,000	6,132,750
		12,897,550
Machinery — 2.6%
Albany International Corp., Class A	220,000	8,784,600
Dynamic Materials Corp.	155,000	1,666,250
EnPro Industries, Inc.	290,000	12,873,100
Global Brass & Copper Holdings, Inc.	140,000	3,820,600
Graham Corp.	485,000	8,933,700
		36,078,250
Media — 2.8%
Entercom Communications Corp., Class A	205,000	2,781,850
Entravision Communications Corp., Class A	3,490,000	23,452,800
Gray Television, Inc.(1)	915,000	9,927,750
Townsquare Media, Inc.(1)	335,000	2,643,150
		38,805,550
Metals and Mining — 0.7%
Compass Minerals International, Inc.	135,000	10,015,650
Oil, Gas and Consumable Fuels — 2.0%
Aegean Marine Petroleum Network, Inc.	530,000	2,915,000
Ardmore Shipping Corp.	925,000	6,262,250
Delek US Holdings, Inc.	190,000	2,509,900
Earthstone Energy, Inc.(1)	280,000	3,018,400
Euronav NV(1)	345,000	3,163,650
PDC Energy, Inc.(1)	40,000	2,304,400
Scorpio Tankers, Inc.	1,270,000	5,334,000
Synergy Resources Corp.(1)	280,000	1,864,800
		27,372,400
Paper and Forest Products — 0.9%
KapStone Paper and Packaging Corp.	950,000	12,359,500

Professional Services — 0.5%
On Assignment, Inc.(1)	195,000	7,205,250
Real Estate Investment Trusts (REITs) — 12.9%
Apollo Commercial Real Estate Finance, Inc.	235,000	3,776,450
Armada Hoffler Properties, Inc.	790,000	10,854,600
Blackstone Mortgage Trust, Inc., Class A	265,000	7,332,550
CareTrust REIT, Inc.	535,000	7,372,300
CBL & Associates Properties, Inc.	425,000	3,956,750
Chatham Lodging Trust	329,997	7,253,334
DiamondRock Hospitality Co.	480,000	4,334,400
Easterly Government Properties, Inc.	225,000	4,439,250
EPR Properties	55,000	4,437,400
First Industrial Realty Trust, Inc.	315,000	8,763,300
Healthcare Realty Trust, Inc.	80,000	2,799,200
Kite Realty Group Trust	695,000	19,480,850
Lexington Realty Trust	1,065,000	10,767,150
Medical Properties Trust, Inc.	590,000	8,973,900
MFA Financial, Inc.	395,000	2,871,650
New Residential Investment Corp.	240,000	3,321,600
Outfront Media, Inc.	505,000	12,205,850
Rexford Industrial Realty, Inc.	135,000	2,847,150
RLJ Lodging Trust	214,997	4,611,686
Sabra Health Care REIT, Inc.	474,586	9,793,082
Summit Hotel Properties, Inc.	770,000	10,194,800
Sunstone Hotel Investors, Inc.	260,000	3,138,200
Two Harbors Investment Corp.	1,085,000	9,287,600
Urstadt Biddle Properties, Inc., Class A	365,000	9,044,700
Washington Real Estate Investment Trust	135,000	4,247,100
		176,104,852
Semiconductors and Semiconductor Equipment — 3.1%
Cypress Semiconductor Corp.	585,000	6,171,750
Exar Corp.(1)	1,675,000	13,483,750
Kulicke & Soffa Industries, Inc.(1)	1,015,000	12,352,550
Semtech Corp.(1)	415,000	9,901,900
		41,909,950
Software — 2.5%
BroadSoft, Inc.(1)	360,000	14,770,800
Mentor Graphics Corp.	875,000	18,602,500
		33,373,300
Specialty Retail — 1.4%
Destination Maternity Corp.	395,000	2,322,600
MarineMax, Inc.(1)	350,000	5,939,500
Penske Automotive Group, Inc.	355,000	11,168,300
		19,430,400
Technology Hardware, Storage and Peripherals — 0.3%
Silicon Graphics International Corp.(1)	780,000	3,923,400
Textiles, Apparel and Luxury Goods — 0.5%
Culp, Inc.	260,000	7,183,800

Trading Companies and Distributors — 1.8%
DXP Enterprises, Inc.(1)	445,000	6,643,850
GMS, Inc.(1)	480,000	10,680,000
MSC Industrial Direct Co., Inc., Class A	95,000	6,703,200
		24,027,050
TOTAL COMMON STOCKS (Cost $1,234,168,842)		1,324,274,111
EXCHANGE-TRADED FUNDS — 0.1%
iShares Russell 2000 Value ETF (Cost $1,976,150)	20,000	1,946,000
TEMPORARY CASH INVESTMENTS — 2.8%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $39,094,250), at 0.20%, dated 6/30/16, due 7/1/16 (Delivery value $38,327,213)		38,327,000
State Street Institutional Liquid Reserves Fund, Premier Class	25,691	25,691
TOTAL TEMPORARY CASH INVESTMENTS (Cost $38,352,691)		38,352,691
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,274,497,683)		1,364,572,802
OTHER ASSETS AND LIABILITIES — 0.1%		1,252,129
TOTAL NET ASSETS — 100.0%		$1,365,824,931

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,637,963	EUR	2,386,919	UBS AG	9/30/16	(19,399)
USD	65,318	EUR	58,812	UBS AG	9/30/16	(158)
						(19,557)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,324,274,111	—	—
Exchange-Traded Funds	1,946,000	—	—
Temporary Cash Investments	25,691	38,327,000	—
	1,326,245,802	38,327,000	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	19,557	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2016 follows:

Company	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Ending Value
Utah Medical Products, Inc.(1)	$11,882,600	—	$2,096,615	$717,870	$39,000	(1)

(1) Company was not an affiliate at June 30, 2016.
4. Federal Tax Information

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,316,992,492
Gross tax appreciation of investments	$140,661,058
Gross tax depreciation of investments	(93,080,748)
Net tax appreciation (depreciation) of investments	$47,580,310

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Value Fund
June 30, 2016

Value - Schedule of Investments
JUNE 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.4%
Aerospace and Defense — 0.9%
Textron, Inc.	337,841	12,351,467
United Technologies Corp.	138,020	14,153,951
		26,505,418
Automobiles — 1.3%
General Motors Co.	901,379	25,509,026
Honda Motor Co. Ltd.	462,000	11,664,975
		37,174,001
Banks — 12.3%
Bank of America Corp.	3,792,400	50,325,148
BB&T Corp.	688,540	24,518,910
BOK Financial Corp.	125,060	7,841,262
Comerica, Inc.	312,510	12,853,536
Commerce Bancshares, Inc.	277,735	13,303,507
Cullen/Frost Bankers, Inc.	121,100	7,717,703
JPMorgan Chase & Co.	1,265,401	78,632,018
M&T Bank Corp.	119,510	14,129,667
PNC Financial Services Group, Inc. (The)	419,453	34,139,280
U.S. Bancorp	1,217,192	49,089,353
UMB Financial Corp.	212,220	11,292,226
Wells Fargo & Co.	1,349,118	63,853,755
		367,696,365
Beverages — 0.2%
PepsiCo, Inc.	54,590	5,783,265
Biotechnology — 0.4%
AbbVie, Inc.	208,220	12,890,900
Capital Markets — 3.9%
Charles Schwab Corp. (The)	299,220	7,573,258
Franklin Resources, Inc.	526,350	17,564,300
Goldman Sachs Group, Inc. (The)	160,514	23,849,170
Northern Trust Corp.	547,747	36,293,716
State Street Corp.	557,415	30,055,817
		115,336,261
Commercial Services and Supplies — 1.7%
Republic Services, Inc.	430,145	22,070,740
Tyco International plc	636,622	27,120,097
		49,190,837
Communications Equipment — 1.9%
Cisco Systems, Inc.	2,006,199	57,557,849
Containers and Packaging — 0.3%
Sonoco Products Co.	148,350	7,367,061
Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class A(1)	149	32,329,275
Berkshire Hathaway, Inc., Class B(1)	111,540	16,149,877
		48,479,152
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	1,178,360	50,916,936
CenturyLink, Inc.	538,559	15,623,596

		66,540,532
Electric Utilities — 1.6%
Edison International	371,153	28,827,453
PG&E Corp.	316,026	20,200,382
		49,027,835
Electrical Equipment — 1.3%
Eaton Corp. plc	73,019	4,361,425
Emerson Electric Co.	562,710	29,350,953
Hubbell, Inc.	56,740	5,984,368
		39,696,746
Electronic Equipment, Instruments and Components — 1.6%
Keysight Technologies, Inc.(1)	776,938	22,601,126
TE Connectivity Ltd.	461,579	26,360,777
		48,961,903
Energy Equipment and Services — 3.2%
FMC Technologies, Inc.(1)	792,710	21,141,576
Halliburton Co.	548,833	24,856,647
Helmerich & Payne, Inc.	185,763	12,470,270
Schlumberger Ltd.	464,130	36,703,400
		95,171,893
Food and Staples Retailing — 1.9%
Sysco Corp.	383,832	19,475,636
Wal-Mart Stores, Inc.	502,141	36,666,336
		56,141,972
Food Products — 2.6%
ConAgra Foods, Inc.	362,005	17,307,459
Flowers Foods, Inc.	608,240	11,404,500
Kellogg Co.	177,716	14,510,511
Mondelez International, Inc., Class A	766,256	34,872,311
		78,094,781
Health Care Equipment and Supplies — 4.7%
Abbott Laboratories	629,770	24,756,259
Boston Scientific Corp.(1)	445,955	10,421,968
Medtronic plc	484,200	42,014,034
St. Jude Medical, Inc.	111,860	8,725,080
STERIS plc	176,941	12,164,694
Zimmer Biomet Holdings, Inc.	359,641	43,293,583
		141,375,618
Health Care Providers and Services — 1.6%
Cigna Corp.	91,870	11,758,442
Express Scripts Holding Co.(1)	201,689	15,288,026
LifePoint Health, Inc.(1)	317,179	20,733,991
		47,780,459
Hotels, Restaurants and Leisure — 0.4%
Carnival Corp.	266,107	11,761,929
Household Products — 2.8%
Procter & Gamble Co. (The)	968,404	81,994,767
Industrial Conglomerates — 3.8%
General Electric Co.	3,189,974	100,420,382
Koninklijke Philips NV	464,493	11,589,768
		112,010,150

Insurance — 3.5%

Aflac, Inc.	211,653	15,272,881
Chubb Ltd.	210,483	27,512,233
MetLife, Inc.	679,648	27,070,380
Reinsurance Group of America, Inc.	218,763	21,217,823
Unum Group	430,510	13,685,913
		104,759,230
Leisure Products — 0.6%
Mattel, Inc.	257,662	8,062,244
Polaris Industries, Inc.	123,860	10,126,794
		18,189,038
Machinery — 0.2%
Oshkosh Corp.	148,729	7,095,861
Media — 0.3%
Discovery Communications, Inc., Class A(1)	321,983	8,123,631
Metals and Mining — 0.4%
BHP Billiton Ltd.	752,100	10,712,080
Multi-Utilities — 0.5%
Ameren Corp.	265,800	14,241,564
Multiline Retail — 0.7%
Target Corp.	287,974	20,106,345
Oil, Gas and Consumable Fuels — 15.7%
Anadarko Petroleum Corp.	641,520	34,160,940
Apache Corp.	216,265	12,039,473
Chevron Corp.	696,477	73,011,684
Cimarex Energy Co.	172,206	20,547,620
ConocoPhillips	508,170	22,156,212
Devon Energy Corp.	816,805	29,609,181
EOG Resources, Inc.	283,400	23,641,228
EQT Corp.	360,608	27,921,877
Exxon Mobil Corp.	768,899	72,076,592
Imperial Oil Ltd.	428,426	13,556,295
Noble Energy, Inc.	932,490	33,448,416
Occidental Petroleum Corp.	619,933	46,842,138
TOTAL SA	1,228,764	59,253,063
		468,264,719
Pharmaceuticals — 8.6%
Allergan plc(1)	97,860	22,614,467
Johnson & Johnson	596,209	72,320,152
Merck & Co., Inc.	1,094,197	63,036,689
Pfizer, Inc.	2,384,173	83,946,731
Teva Pharmaceutical Industries Ltd. ADR	278,990	14,013,668
		255,931,707
Real Estate Investment Trusts (REITs) — 1.3%
Annaly Capital Management, Inc.	871,718	9,649,918
Corrections Corp. of America	520,199	18,217,369
Weyerhaeuser Co.	380,170	11,317,661
		39,184,948
Road and Rail — 2.1%
CSX Corp.	513,602	13,394,740
Heartland Express, Inc.	1,411,121	24,539,394
Norfolk Southern Corp.	142,990	12,172,739
Werner Enterprises, Inc.	541,990	12,449,510
		62,556,383

Semiconductors and Semiconductor Equipment — 3.6%
Applied Materials, Inc.	733,344	17,578,256
Intel Corp.	1,713,567	56,204,997
QUALCOMM, Inc.	421,710	22,591,005
Teradyne, Inc.	528,144	10,399,155
		106,773,413
Software — 2.4%
Microsoft Corp.	644,202	32,963,817
Oracle Corp.	932,639	38,172,914
		71,136,731
Specialty Retail — 2.2%
Advance Auto Parts, Inc.	174,150	28,147,864
CST Brands, Inc.	654,640	28,201,891
Lowe's Cos., Inc.	109,404	8,661,515
		65,011,270
Technology Hardware, Storage and Peripherals — 2.2%
Apple, Inc.	128,510	12,285,556
EMC Corp.	1,463,293	39,757,671
Hewlett Packard Enterprise Co.	451,225	8,243,880
HP, Inc.	451,225	5,662,874
		65,949,981
Textiles, Apparel and Luxury Goods — 0.9%
Coach, Inc.	355,258	14,473,211
Ralph Lauren Corp.	126,370	11,325,279
		25,798,490
TOTAL COMMON STOCKS (Cost $2,325,781,771)		2,900,375,085
TEMPORARY CASH INVESTMENTS — 2.5%
Federal Home Loan Bank Discount Notes, 0.05%, 7/1/16(2)	70,000,000	70,000,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $5,255,500), at 0.20%, dated 6/30/16, due 7/1/16 (Delivery value $5,151,029)		5,151,000
State Street Institutional Liquid Reserves Fund, Premier Class	3,647	3,647
TOTAL TEMPORARY CASH INVESTMENTS (Cost $75,154,647)		75,154,647
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,400,936,418)		2,975,529,732
OTHER ASSETS AND LIABILITIES — 0.1%		3,872,875
TOTAL NET ASSETS — 100.0%		$2,979,402,607

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	7,244,642	AUD	9,893,876	Credit Suisse AG	9/30/16	(111,167)
USD	224,614	AUD	304,601	Credit Suisse AG	9/30/16	(1,848)
USD	9,711,717	CAD	12,701,760	Morgan Stanley	9/30/16	(121,333)
USD	50,500,344	EUR	45,694,432	UBS AG	9/30/16	(371,359)
USD	2,372,171	EUR	2,135,908	UBS AG	9/30/16	(5,739)
USD	8,617,467	JPY	878,550,750	Credit Suisse AG	9/30/16	83,871
						(527,575)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,793,598,904	106,776,181	—
Temporary Cash Investments	3,647	75,151,000	—
	2,793,602,551	181,927,181	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	83,871	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	611,446	—

3. Federal Tax Information

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,494,453,097
Gross tax appreciation of investments	$537,671,050
Gross tax depreciation of investments	(56,594,415)
Net tax appreciation (depreciation) of investments	$481,076,635

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 24, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 24, 2016